3. Going Concern (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (2,410,918)						$ (2,410,918)		$ (775,454)	$ (633,572)
Working capital	(639,460)						(639,460)		(133,715)
Net loss	$ (1,453,533)	$ (108,180)	$ (73,751)	$ (30,439)	$ (19,536)	$ (22,810)	(1,635,464)	$ (72,785)	(141,882)	(93,936)
Net cash used in operating activities							$ (120,067)	$ (37,300)	$ (44,909)	$ 0